UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4324
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2022

Item 1. Report to Stockholders.

(a)

Congress Large Cap Growth Fund
 Congress Mid Cap Growth Fund
Congress Small Cap Growth Fund

SEMI-ANNUAL REPORT

April 30, 2022

CONGRESS FUNDS

TABLE OF CONTENTS

Sector Allocations	1
Schedules of Investments
Congress Large Cap Growth Fund (“Large Cap Growth”)	2
Congress Mid Cap Growth Fund (“Mid Cap Growth”)	4
Congress Small Cap Growth Fund (“Small Cap Growth”)	6
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	16
Notes to Financial Statements	26
Expense Examples	37
Additional Information	40
Statement Regarding Liquidity Risk Management Program	41
Privacy Notice	Inside Back Cover
1

CONGRESS FUNDS

SECTOR ALLOCATIONS at April 30, 2022 (Unaudited)

Large Cap Growth

Sector	Percent of Net Assets
Information Technology	37.9%
Consumer Discretionary	13.4%
Health Care	11.2%
Industrials	8.6%
Consumer Staples	8.0%
Financials	7.4%
Communication Services	4.8%
Materials	4.4%
Energy	2.5%
Cash [1]	1.8%
Total	100.0%

Mid Cap Growth

Sector	Percent of Net Assets
Information Technology	33.8%
Health Care	20.1%
Industrials	14.7%
Consumer Discretionary	14.5%
Consumer Staples	5.6%
Financials	5.4%
Real Estate	2.6%
Communication Services	1.8%
Cash [1]	1.5%
Total	100.0%

Small Cap Growth

Sector	Percent of Net Assets
Health Care	26.6%
Information Technology	22.0%
Industrials	21.3%
Consumer Discretionary	10.1%
Consumer Staples	5.1%
Financials	4.4%
Materials	2.5%
Energy	2.4%
Communication Services	2.4%
Real Estate	1.5%
Cash [1]	1.7%
Total	100.0%

[1]	Cash Equivalents and Other Assets in Excess of Liabilities.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 98.2%

Banks: 3.7%
209,250	Bank of
	America Corp.	$7,466,040
51,700	First Republic Bank	7,714,674
		15,180,714

Beverages: 2.0%
49,000	PepsiCo, Inc.	8,413,790

Capital Markets: 3.7%
18,300	CME Group,
	Inc. – Class A	4,013,922
15,000	Moody’s Corp.	4,747,200
17,311	S&P Global, Inc.	6,517,591
		15,278,713

Chemicals: 2.3%
33,600	The Sherwin-
	Williams Co.	9,238,656

Communications
Equipment: 1.8%
131,700	Ciena Corp. [1]	7,265,889

Construction &
Engineering: 0.7%
24,300	Quanta
	Services, Inc.	2,818,314

Electrical Equipment: 1.1%
30,200	Eaton Corp PLC	4,379,604

Food & Staples Retailing: 3.5%
26,900	Costco Wholesale
	Corp.	14,303,268

Health Care Equipment
& Supplies: 4.8%
97,556	Abbott Laboratories	11,072,606
34,900	Stryker Corp.	8,419,974
		19,492,580

Health Care Providers
& Services: 2.7%
21,400	UnitedHealth
	Group, Inc.	10,882,970

Hotels, Restaurants
& Leisure: 2.1%
65,025	Darden
	Restaurants, Inc.	8,565,743

Household Products: 2.5%
64,600	The Procter &
	Gamble Co.	10,371,530

Industrial Conglomerates: 2.3%
20,500	Roper
	Technologies, Inc.	9,633,360

Interactive Media
& Services: 4.8%
6,200	Alphabet, Inc. –
	Class A [1]	14,149,578
2,475	Alphabet, Inc. –
	Class C [1]	5,690,842
		19,840,420

Internet & Direct
Marketing Retail: 4.7%
7,780	Amazon.com, Inc. [1]	19,338,201

IT Services: 7.1%
25,700	Accenture PLC –
	Class A	7,719,252
61,600	PayPal
	Holdings, Inc. [1]	5,416,488
74,100	Visa, Inc. – Class A	15,792,933
		28,928,673

Machinery: 4.0%
45,000	Caterpillar, Inc.	9,474,300
53,300	Dover Corp.	7,104,890
		16,579,190

Metals & Mining: 2.1%
217,200	Freeport-McMoRan
	Copper &
	Gold, Inc.	8,807,460

Oil, Gas &
Consumable Fuels: 2.5%
43,700	Pioneer Natural
	Resources Co.	10,158,939

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 98.2% (Continued)

Pharmaceuticals: 3.7%
19,350	Eli Lilly & Co.	$5,652,715
54,200	Zoetis, Inc.	9,606,950
		15,259,665

Road & Rail: 0.5%
8,000	Old Dominion
	Freight Line, Inc.	2,240,960

Semiconductors &
Semiconductor Equipment: 2.7%
33,500	Entegris, Inc.	3,731,565
42,900	NXP
	Semiconductors NV	7,331,610
		11,063,175

Software: 18.3%
41,275	Adobe, Inc. [1]	16,342,836
26,500	Intuit, Inc.	11,096,875
98,800	Microsoft Corp.	27,418,976
16,575	Paycom
	Software, Inc. [1]	4,665,365
15,875	ServiceNow, Inc. [1]	7,589,838
27,000	Synopsys, Inc. [1]	7,743,330
		74,857,220

Specialty Retail: 5.0%
11,250	O’Reilly
	Automotive, Inc. [1]	6,823,688
45,475	The Home
	Depot, Inc.	13,660,690
		20,484,378

Technology Hardware,
Storage & Peripherals: 8.0%
208,400	Apple, Inc.	32,854,260

Textiles, Apparel &
Luxury Goods: 1.6%
17,950	Lululemon
	Athletica, Inc. [1]	6,365,609
TOTAL COMMON STOCKS
(Cost $212,209,696)		402,603,281

SHORT-TERM INVESTMENTS: 1.7%

Money Market Funds: 1.7%
6,911,517	First American
	Treasury
	Obligations Fund –
	Institutional Class,
	0.282% [2]	6,911,517
TOTAL SHORT-TERM
INVESTMENTS
(Cost $6,911,517)		6,911,517
TOTAL INVESTMENTS
IN SECURITIES: 99.9%
(Cost $219,121,213)		409,514,798
Other Assets in Excess
of Liabilities: 0.1%		308,220
TOTAL NET
ASSETS: 100.0%		$409,823,018

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 98.5%

Banks: 2.5%
225,000	First
	Republic Bank	$33,574,500

Biotechnology: 5.3%
425,000	Horizon
	Therapeutics
	PLC [1]	41,888,000
325,000	Neurocrine
	Biosciences,
	Inc. [1]	29,259,750
		71,147,750

Building Products: 2.4%
625,000	Masco Corp.	32,931,250

Capital Markets: 2.9%
400,040	Raymond James
	Financial, Inc.	38,987,898

Commercial Services
& Supplies: 2.5%
300,047	Copart, Inc. [1]	34,100,342

Communications
Equipment: 2.2%
550,000	Ciena Corp. [1]	30,343,500

Distributors: 2.4%
80,000	Pool Corp.	32,417,600

Electrical Equipment: 2.3%
140,000	Generac
	Holdings, Inc. [1]	30,713,200

Electronic Equipment,
Instruments & Components: 10.1%
225,000	Keysight
	Technologies,
	Inc. [1]	31,560,750
85,000	Teledyne
	Technologies,
	Inc. [1]	36,681,750
550,000	Trimble, Inc. [1]	36,685,000
85,000	Zebra
	Technologies
	Corp. – Class A [1]	31,421,100
		136,348,600

Entertainment: 1.8%
200,014	Take-Two
	Interactive
	Software, Inc. [1]	23,903,673

Equity Real Estate
Investment Trusts: 2.6%
200,000	Sun Communities,
	Inc.	35,114,000

Food Products: 3.1%
425,000	McCormick &
	Company, Inc. [2]	42,742,250

Health Care Equipment
& Supplies: 7.6%
85,010	The Cooper
	Companies, Inc.	30,692,011
165,000	ResMed, Inc.	32,995,050
175,000	STERIS PLC	39,208,750
		102,895,811

Household Products: 2.5%
350,000	Church &
	Dwight Co., Inc.	34,146,000

Internet & Direct
Marketing Retail: 1.7%
250,000	Etsy, Inc. [1]	23,297,500

IT Services: 2.5%
300,000	Akamai
	Technologies,
	Inc. [1]	33,684,000

Life Sciences Tools
& Services: 7.2%
130,000	Charles River
	Laboratories
	International,
	Inc. [1]	31,396,300
27,500	Mettler-Toledo
	International,
	Inc. [1]	35,132,075
100,000	West
	Pharmaceutical
	Services, Inc.	31,506,000
		98,034,375

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 98.5% (Continued)

Machinery: 2.6%
185,000	IDEX Corp.	$35,116,700

Professional Services: 2.6%
425,000	Booz Allen
	Hamilton
	Holding Corp.	34,692,750

Road & Rail: 2.3%
150,000	Saia, Inc. [1]	30,894,000

Semiconductors &
Semiconductor
Equipment: 12.2%
400,000	Azenta, Inc.	29,984,000
425,000	Diodes, Inc. [1]	31,037,750
350,000	Entegris, Inc.	38,986,500
90,020	Monolithic Power
	Systems, Inc.	35,309,445
260,027	Skyworks
	Solutions, Inc.	29,461,059
		164,778,754

Software: 6.8%
100,023	Paycom
	Software, Inc. [1]	28,153,474
231,451	Qualys, Inc. [1]	31,542,142
268,000	SPS Commerce,
	Inc. [1]	32,060,840
		91,756,456

Specialty Retail: 10.4%
275,000	Asbury Automotive
	Group, Inc. [1]	50,520,250
135,016	Burlington
	Stores, Inc. [1]	27,483,857
375,000	Floor & Decor
	Holdings, Inc. [1]	29,895,000
250,000	Williams-
	Sonoma, Inc.	32,620,000
		140,519,107
TOTAL COMMON STOCKS
(Cost $914,908,434)		1,332,140,016

SHORT-TERM INVESTMENTS: 1.4%

Money Market Funds: 1.4%
18,958,331	First American
	Treasury
	Obligations
	Fund –
	Institutional
	Class, 0.282% [3]	$18,958,331
TOTAL SHORT-TERM
INVESTMENTS
(Cost $18,958,331)		18,958,331
TOTAL INVESTMENTS
IN SECURITIES: 99.9%
(Cost $933,866,765)		1,351,098,347
Other Assets in Excess
of Liabilities: 0.1%		1,058,521
TOTAL NET
ASSETS: 100.0%		$1,352,156,868

[1]	Non-income producing security.
[2]	Non-voting shares.
[3]	Annualized seven-day effective yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 98.3%

Aerospace & Defense: 2.4%
490,250	RADA Electronic
	Industries Ltd. [1]	$7,226,285

Banks: 2.5%
180,000	Ameris Bancorp	7,506,000

Building Products: 4.3%
325,000	PGT
	Innovations, Inc. [1]	5,775,250
70,000	Simpson
	Manufacturing
	Co., Inc.	7,256,900
		13,032,150

Capital Markets: 1.9%
75,000	Cohen & Steers, Inc.	5,826,750

Chemicals: 2.5%
60,000	Balchem Corp.	7,392,000

Construction & Engineering: 5.1%
85,000	Comfort Systems
	USA, Inc.	7,175,700
33,000	Valmont
	Industries, Inc.	8,210,730
		15,386,430

Electrical Equipment: 1.9%
95,000	Vicor Corp. [1]	5,749,400

Electronic Equipment,
Instruments & Components: 2.6%
60,000	Novanta, Inc. [1]	7,722,000

Energy Equipment & Services: 2.4%
275,000	Core
	Laboratories NV	7,150,000

Equity Real Estate
Investment Trusts: 1.5%
23,000	EastGroup
	Properties, Inc.	4,312,500

Food Products: 2.6%
190,000	The Simply Good
	Foods Co. [1]	7,913,500

Health Care Equipment
& Supplies: 15.0%
55,000	CONMED Corp.	7,312,800
95,000	Inari Medical, Inc. [1]	7,666,500
100,000	Integer
	Holdings Corp. [1]	7,517,000
240,000	Lantheus
	Holdings, Inc. [1]	15,938,400
250,000	Neogen Corp. [1]	6,600,000
		45,034,700

Health Care Providers
& Services: 4.9%
80,000	AMN Healthcare
	Services, Inc. [1]	7,820,000
180,000	Progyny, Inc. [1]	6,921,000
		14,741,000

Health Care Technology: 2.3%
62,000	Omnicell, Inc. [1]	6,768,540

Household Durables: 2.5%
145,000	Skyline
	Champion Corp. [1]	7,400,800

Internet & Direct
Marketing Retail: 2.2%
160,000	Revolve Group,
	Inc. – Class A [1]	6,761,600

IT Services: 4.7%
75,000	Perficient, Inc. [1]	7,455,750
85,000	WNS Holdings
	Ltd. – ADR [1]	6,661,450
		14,117,200

Leisure Products: 2.7%
360,000	Clarus Corp.	8,046,000

Life Sciences Tools & Services: 2.2%
50,000	Medpace
	Holdings, Inc. [1]	6,678,500

Machinery: 2.2%
260,000	The Shyft
	Group, Inc.	6,622,200

Media: 2.4%
105,000	TechTarget, Inc. [1]	7,067,550

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 98.3% (Continued)

Personal Products: 2.5%
310,000	e.l.f Beauty, Inc. [1]	$7,542,300

Pharmaceuticals: 2.2%
240,000	Supernus
	Pharmaceuticals,
	Inc. [1]	6,696,000

Professional Services: 5.4%
50,000	FTI Consulting,
	Inc. [1]	7,885,500
85,000	ICF International,
	Inc.	8,398,850
		16,284,350

Semiconductors &
Semiconductor Equipment: 7.1%
100,000	Onto
	Innovation, Inc. [1]	7,114,000
85,000	Power
	Integrations, Inc.	6,800,000
235,000	Ultra Clean
	Holdings, Inc. [1]	7,324,950
		21,238,950

Software: 5.1%
425,000	American Software,
	Inc. – Class B	7,267,500
60,000	Qualys, Inc. [1]	8,176,800
		15,444,300

Specialty Retail: 2.7%
90,000	Boot Barn
	Holdings, Inc. [1]	8,105,400

Technology Hardware,
Storage & Peripherals: 2.5%
240,000	Avid
	Technology, Inc. [1]	7,610,400

TOTAL COMMON STOCKS
(Cost $289,980,511)		295,376,805

SHORT-TERM INVESTMENTS: 1.6%

Money Market Funds: 1.6%
4,784,257	First American
	Treasury
	Obligations Fund –
	Institutional
	Class, 0.282% [2]	4,784,257
TOTAL SHORT-TERM
INVESTMENTS
(Cost $4,784,257)		4,784,257
TOTAL INVESTMENTS
IN SECURITIES: 99.9%
(Cost $294,764,768)		300,161,062
Other Assets in Excess
of Liabilities: 0.1%		444,283
TOTAL NET
ASSETS: 100.0%		$300,605,345

ADR – American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2022 (Unaudited)

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
ASSETS
Investments in unaffiliated securities, at value
(Cost $219,121,213, $933,866,765,
and $294,764,768, respectively)	$409,514,798	$1,351,098,347	$300,161,062
Receivables:
Investment securities sold	—	—	319,498
Fund shares sold	281,875	2,843,008	2,837,662
Dividends and interest	341,202	280,914	1,420
Prepaid expenses	31,263	50,842	53,057
Total assets	410,169,138	1,354,273,111	303,372,699

LIABILITIES
Payables:
Investment advisory fees, net	179,886	712,264	200,637
Fund administration fees	34,281	121,701	6,400
Sub-transfer agent fees	32,535	324,331	16,064
Fund shares redeemed	31,523	697,198	561,605
Transfer agent fees	23,485	60,924	12,217
Fund accounting fees	22,043	79,988	3,115
Audit fees	11,561	11,560	11,558
Custody fees	5,988	21,797	1,293
Chief Compliance Officer fees	1,901	1,902	1,901
Distribution fees – Retail Class	1,235	12,854	23,094
Investment securities purchased	—	—	1,928,603
Other accrued expenses	1,682	71,724	867
Total liabilities	346,120	2,116,243	2,767,354
NET ASSETS	$409,823,018	$1,352,156,868	$300,605,345

COMPONENTS OF NET ASSETS
Paid-in capital	$198,312,038	$ 850,313,352	$293,118,422
Total distributable
(accumulated) earnings (losses)	211,510,980	501,843,516	7,486,923
Total net assets	$409,823,018	$1,352,156,868	$300,605,345
Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$3,015,670	$ 41,180,714	$91,209,349
Shares of beneficial interest
issued and outstanding	84,234	1,638,720	2,957,170
Net asset value, offering price,
and redemption price per share	$35.80	$25.13	$30.84
Institutional Class:
Net assets	$406,807,348	$1,310,976,154	$209,395,996
Shares of beneficial interest
issued and outstanding	11,292,039	51,029,451	5,938,600
Net asset value, offering price,
and redemption price per share	$36.03	$25.69	$35.26

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2022 (Unaudited)

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
INVESTMENT INCOME
Dividends from unaffiliated securities
(net of foreign withholding tax of
$9,057, $—, and $—)	$2,111,872	$3,636,352	$451,867
Interest	2,397	7,669	3,354
Total investment income	2,114,269	3,644,021	455,221

EXPENSES
Investment advisory fees	1,164,751	4,672,072	1,149,105
Distribution fees – Retail Class	4,351	50,780	117,846
Fund administration fees	113,041	355,788	55,399
Fund accounting fees	72,215	233,692	33,422
Sub-transfer agent fees	82,580	575,012	62,973
Transfer agent fees	75,527	169,605	59,608
Custody fees	19,147	64,615	9,525
Registration expenses	19,320	30,295	22,858
Miscellaneous expenses	9,099	20,683	6,091
Audit fees	11,961	11,961	11,959
Reports to shareholders	5,701	45,199	4,023
Trustees fees	13,566	22,784	11,508
Chief Compliance Officer fees	5,790	5,790	5,790
Legal fees	4,411	4,512	4,512
Insurance expenses	3,638	6,202	2,952
Interest expense	—	869	—
Total expenses	1,605,098	6,269,859	1,557,571
Less: fees waived	—	—	(87,838)
Net expenses	1,605,098	6,269,859	1,469,733
Net investment income (loss)	509,171	(2,625,838)	(1,014,512)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)
on unaffiliated investments	20,687,264	87,227,406	3,171,214
Change in net unrealized
appreciation/depreciation	(101,027,250)	(454,626,822)	(57,455,519)
Net realized and unrealized
gain (loss) on investments	(80,339,986)	(367,399,416)	(54,284,305)
Net increase (decrease) in net
assets resulting from operations	$(79,830,815)	$(370,025,254)	$(55,298,817)

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$509,171	$830,704
Net realized gain (loss) on investments	20,687,264	49,549,886
Change in net unrealized appreciation/depreciation
on investments	(101,027,250)	89,112,813
Net increase (decrease) in net assets
resulting from operations	(79,830,815)	139,493,403

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(368,947)	(256,106)
Net distributions to shareholders – Institutional Class	(47,672,036)	(33,791,328)
Total distributions to shareholders	(48,040,983)	(34,047,434)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	(67,994)	200,291
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	31,954,836	6,705,762
Total increase (decrease) in net assets
from capital share transactions	31,886,842	6,906,053
Total increase (decrease) in net assets	(95,984,956)	112,352,022

NET ASSETS
Beginning of period/year	505,807,974	393,455,952
End of period/year	$409,823,018	$505,807,974

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	9,456	$400,149	47,836	$1,956,044
Shares issued in
reinvestment of distributions	7,631	328,825	6,281	234,351
Shares redeemed	(18,486)	(796,968)	(48,014)	(1,990,104)
Net increase (decrease)	(1,399)	$(67,994)	6,103	$200,291

	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	196,414	$8,090,201	454,623	18,870,424
Shares issued in
reinvestment of distributions	958,960	41,542,165	778,765	29,156,965
Shares redeemed	(416,814)	(17,677,530)	(983,825)	(41,321,627)
Net increase (decrease)	738,560	$31,954,836	249,563	$6,705,762

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(2,625,838)	$(4,834,393)
Net realized gain (loss) on investments	87,227,406	226,616,971
Change in net unrealized appreciation/depreciation
on investments	(454,626,784)	415,334,087
Change in net unrealized appreciation/depreciation
on translation of other assets	(38)	75
Net increase (decrease) in net assets
resulting from operations	(370,025,254)	637,116,740

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(4,891,258)	596,244
Net distributions to shareholders – Institutional Class	(186,133,050)	29,472,235
Total distributions to shareholders	(191,024,308)	30,068,479

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	14,660,878	4,517,331
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	150,157,272	(130,595,235)
Total increase (decrease) in net assets
from capital share transactions	164,818,150	(126,077,904)
Total increase (decrease) in net assets	(396,231,412)	480,970,357

NET ASSETS
Beginning of period/year	1,748,388,280	1,267,417,923
End of period/year	$1,352,156,868	$1,748,388,280

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	632,931	$19,031,757	422,933	$13,695,509
Shares issued in
reinvestment of distributions	138,303	4,270,789	19,717	521,121
Shares redeemed	(281,783)	(8,641,668)	(309,363)	(9,699,299)
Net increase (decrease)	489,451	$14,660,878	133,287	$4,517,331

	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	8,295,706	$251,641,108	10,117,365	$315,832,484
Shares issued in
reinvestment of distributions	4,298,462	135,573,492	806,162	21,653,506
Shares redeemed	(7,849,351)	(237,057,328)	(14,847,763)	(468,081,225)
Net increase (decrease)	4,744,817	$150,157,272	(3,924,236)	$(130,595,235)

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(1,014,512)	$(1,322,425)
Net realized gain (loss) on investments	3,171,214	39,075,865
Change in net unrealized appreciation/depreciation
on investments	(57,455,519)	34,605,089
Net increase (decrease) in net assets
resulting from operations	(55,298,817)	72,358,529

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(14,126,807)	(4,217,500)
Net distributions to shareholders – Institutional Class	(19,881,356)	(3,623,006)
Total distributions to shareholders	(34,008,163)	(7,840,506)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	34,731,147	13,912,197
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	138,912,888	49,160,917
Total increase (decrease) in net assets
from capital share transactions	173,644,035	63,073,114
Total increase (decrease) in net assets	84,337,055	127,591,137

NET ASSETS
Beginning of period/year	216,268,290	88,677,153
End of period/year	$300,605,345	$216,268,290

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
	Shares	Amount	Shares	Amount
Retail Class:
Shares Sold	928,725	$33,710,831	385,601	$15,970,441
Shares issued in
reinvestment of distributions	372,790	13,599,362	135,157	4,047,951
Shares redeemed	(348,834)	(12,579,046)	(161,261)	(6,106,195)
Net increase (decrease)	952,681	$34,731,147	359,497	$13,912,197

	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
	Shares	Amount	Shares	Amount
Institutional Class:
Shares Sold	4,408,941	$178,649,103	1,556,774	$67,664,344
Shares issued in
reinvestment of distributions	416,279	17,346,366	94,556	3,162,899
Shares redeemed	(1,448,303)	(57,082,581)	(487,186)	(21,666,326)
Net increase (decrease)	3,376,917	$138,912,888	1,164,144	$49,160,917

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

Six Months
Ended
April 30, 2022
(Unaudited)
Net asset value, beginning of period/year	$47.27

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.01)
Net realized and unrealized gain (loss) on investments	(6.96)
Total from investment operations	(6.97)

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gain	(4.50)
Total distributions	(4.50)
Net asset value, end of period/year	$35.80
Total return	(16.36)%[4]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$3.0
Portfolio turnover rate	22%[4]

RATIOS:
Expenses to average net assets	0.93%[6]
Net investment income (loss) to average net assets	(0.03)%[6]

[1]	For performance and accounting purposes, inception date is September 18, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Portfolio turnover is calculated at the total Fund level.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

				Period Ending
Year Ended October 31,				October 31,
2021	2020	2019	2018	2017 [1]
$37.71	$32.51	$29.04	$26.41	$25.97

(0.03)	0.03	0.09	0.08	(0.00)[3]
12.80	7.57	4.99	2.58	0.81
12.77	7.60	5.08	2.66	0.81

(0.01)	(0.08)	(0.14)	(0.03)	—
(3.20)	(2.32)	(1.47)	—	(0.37)
(3.21)	(2.40)	(1.61)	(0.03)	(0.37)
$47.27	$37.71	$32.51	$29.04	$26.41
36.14%	25.00%	18.61%	10.08%	3.14%[4]

$4.0	$3.0	$3.9	$4.2	$4.4
19%	24%	20%	17%	25%[4,5]

0.93%	0.95%	0.96%	0.99%	0.94%
(0.07)%	0.08%	0.31%	0.26%	(0.10)%

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year[1]

INSTITUTIONAL CLASS

	Six Months
	Ended
	April 30,
	2022	Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value,
beginning of period/year	$47.54	$37.89	$32.67	$29.11	$26.45	$22.03

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [2]	0.05	0.08	0.10	0.17	0.15	0.09
Net realized and unrealized
gain (loss) on investments	(7.00)	12.87	7.60	5.01	2.57	5.64
Total from
investment operations	(6.95)	12.95	7.70	5.18	2.72	5.73

LESS DISTRIBUTIONS:
From net
investment income	(0.06)	(0.10)	(0.16)	(0.15)	(0.06)	(0.11)
From net realized gain	(4.50)	(3.20)	(2.32)	(1.47)	—	(1.20)
Total distributions	(4.56)	(3.30)	(2.48)	(1.62)	(0.06)	(1.31)
Paid-in capital
from redemption	—	—	—	—	—	0.00
Net asset value,
end of period/year	$36.03	$47.54	$37.89	$32.67	$29.11	$26.45
Total return	(16.25)%[4]	36.50%	25.27%	18.94%	10.32%	27.25%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$406.8	$501.8	$390.5	$327.2	$293.2	$281.7
Portfolio turnover rate	22%[4]	19%	25%	20%	17%	25%

RATIOS:
Expenses to
average net assets	0.68%[5]	0.68%	0.70%	0.71%	0.74%	1.05%
Net investment income (loss)
to average net assets	0.22%[5]	0.18%	0.29%	0.56%	0.50%	0.42%

[1]
Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Shares Trust. At the close of business on September 15, 2017, the Century Shares Trust, a series of Century Capital Management Trust (“Accounting Survivor”) was reorganized into the Fund (the “Reorganization”). On the date of Reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the Fund. As a result, the per share table has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.90469743, as the Accounting Survivor’s net asset value was $23.5215 while the Fund’s net asset value was $25.9993 on the date of Reorganization.

[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

(This Page Intentionally Left Blank.)

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

Six Months
Ended
April 30, 2022
(Unaudited)
Net asset value, beginning of period/year	$36.20

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.09)
Net realized and unrealized gain (loss) on investments	(7.04)
Total from investment operations	(7.13)

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gain	(3.94)
Total distributions	(3.94)
Paid-in capital from redemption	—
Net asset value, end of period/year	$25.13
Total return	(21.58)%[4]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$41.2
Portfolio turnover rate	15%[4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.04%[5]
After fees waived and expenses absorbed	1.04%[5]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.58)%[5]
After fees waived and expenses absorbed	(0.58)%[5]

[1]	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.
[6]
Effective April 30, 2017, the Advisor has contractually agreed to limit the Retail Class’ annual ratio of expenses to 1.10% of the Retail Class’ daily net assets. The prior contractual limit was 1.00%.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

				Period Ending	Year Ended
Year Ended October 31,				October 31,	December 31,
2021	2020	2019	2018	2017 [1]	2016
$24.37	$21.65	$18.62	$18.46	$16.17	$14.43

(0.17)	(0.10)	(0.07)	(0.03)	(0.06)	0.00 [3]
12.58	4.02	3.62	0.19	2.35	1.89
12.41	3.92	3.55	0.16	2.29	1.89

—	—	—	—	—	(0.00)[3]
(0.58)	(1.20)	(0.52)	—	(0.00)[3]	(0.15)
(0.58)	(1.20)	(0.52)	—	(0.00)[3]	(0.15)
—	—	—	—	—	(0.00)[3]
$36.20	$24.37	$21.65	$18.62	$18.46	$16.17
51.83%	18.85%	19.60%	0.87%	14.16%[4]	13.11%

$41.6	$24.8	$26.7	$33.3	$42.0	$48.0
14%	27%	26%	44%	30%[4]	18%

1.04%	1.05%	1.08%	1.08%	1.05%[5]	1.08%
1.04%	1.05%	1.08%	1.08%	1.03%[5,6]	1.00%

(0.56)%	(0.46)%	(0.38)%	(0.18)%	(0.40)%[5]	(0.07)%
(0.56)%	(0.46)%	(0.38)%	(0.18)%	(0.38)%[5,6]	0.01%

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

INSTITUTIONAL CLASS

Six Months
Ended
April 30, 2022
(Unaudited)
Net asset value, beginning of period/year	$36.88

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.05)
Net realized and unrealized gain (loss) on investments	(7.20)
Total from investment operations	(7.25)

LESS DISTRIBUTIONS:
From net investment income	(0.00)[3]
From net realized gain	(3.94)
Total distributions	(3.94)
Paid-in capital from redemption	—
Net asset value, end of period/year	$25.69
Total return	(21.50)%[4]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$1,311.0
Portfolio turnover rate	15%[4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.79%[5]
After fees waived and expenses absorbed	0.79%[5]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.33)%[5]
After fees waived and expenses absorbed	(0.33)%[5]

[1]	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.
[6]
Effective April 30, 2017, the Advisor has contractually agreed to limit the Institutional Class’ annual ratio of expenses to 0.85% of the Institutional Class’ daily net assets. The prior contractual limit was 0.75%.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

				Period	Year
				Ended	Ended
Year Ended October 31,				October 31,	December 31,
2021	2020	2019	2018	2017 [1]	2016
$24.75	$21.92	$18.81	$18.61	$16.26	$14.50

(0.10)	(0.05)	(0.03)	0.01	(0.02)	0.04
12.81	4.08	3.66	0.20	2.37	1.90
12.71	4.03	3.63	0.21	2.35	1.94

(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	—	(0.03)
(0.58)	(1.20)	(0.52)	—	(0.00)[3]	(0.15)
(0.58)	(1.20)	(0.52)	(0.01)	(0.00)[3]	(0.18)
—	—	—	—	—	0.00 [3]
$36.88	$24.75	$21.92	$18.81	$18.61	$16.26
52.25%	19.15%	19.86%	1.12%	14.45%	13.38%

$1,706.8	$1,242.7	$1,049.2	$971.1	$891.4	$556.4
14%	27%	26%	44%	30%[4]	18%

0.79%	0.80%	0.83%	0.83%	0.80%[5]	0.83%
0.79%	0.80%	0.83%	0.83%	0.78%[5,6]	0.75%

(0.30)%	(0.21)%	(0.13)%	0.06%	(0.15)%[5]	0.16%
(0.30)%	(0.21)%	(0.13)%	0.06%	(0.13)%[5,6]	0.24%

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year [1]

RETAIL CLASS

	Six Months
	Ended
	April 30,
	2022	Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value,
beginning of period/year	$44.39	$27.78	$26.69	$26.95	$23.54	$20.53

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [2]	(0.16)	(0.39)	(0.22)	(0.14)	(0.19)	(0.19)
Net realized and unrealized
gain (loss) on investments	(8.82)	19.57	3.59	2.33	3.60	6.20
Total from
investment operations	(8.98)	19.18	3.37	2.19	3.41	6.01

LESS DISTRIBUTIONS:
From net realized gain	(4.57)	(2.57)	(2.28)	(2.45)	—	(2.86)
From return of capital	—	—	—	—	—	(0.14)
Total distributions	(4.57)	(2.57)	(2.28)	(2.45)	—	(3.00)
Paid-in capital
from redemption	—	—	—	—	—	0.00 [3]
Net asset value,
end of period/year	$30.84	$44.39	$27.78	$26.69	$26.95	$23.54
Total return	(17.53)%[5]	73.51%	13.51%	9.19%	14.53%	29.32%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$91.2	$89.0	$45.7	$44.5	$48.9	$47.3
Portfolio turnover rate	28%[5]	50%	44%	21%	35%	52%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.31%[6]	1.39%	1.49%	1.49%	1.45%	1.53%
After fees waived and
expenses absorbed	1.25%[6]	1.25%	1.25%	1.21%	1.33%[4]	1.53%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.96)%[6]	(1.17)%	(1.10)%	(0.82)%	(0.86)%	(0.82)%
After fees waived and
expenses absorbed	(0.89)%[6]	(1.03)%	(0.86)%	(0.54)%	(0.74)%[4]	(0.82)%

[1]	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]
Effective February 28, 2018, the Advisor has contractually agreed to limit the Retail Class’ annual ratio of expenses to 1.25% of the Retail Class’ daily net assets. The prior contractual limit was 1.55%.

[5]	Not annualized.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year [1]

INSTITUTIONAL CLASS

	Six Months
	Ended
	April 30,
	2022	Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value,
beginning of period/year	$49.69	$30.76	$29.25	$29.24	$25.47	$21.96

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [2]	(0.13)	(0.33)	(0.18)	(0.09)	(0.14)	(0.12)
Net realized and unrealized
gain (loss) on investments	(9.73)	21.83	3.97	2.55	3.91	6.63
Total from
investment operations	(9.86)	21.50	3.79	2.46	3.77	6.51

LESS DISTRIBUTIONS:
From net realized gain	—	—	(2.28)	(2.45)	—	(2.86)
From return of capital	(4.57)	(2.57)	—	—	—	(0.14)
Total distributions	(4.57)	(2.57)	(2.28)	(2.45)	—	(3.00)
Paid-in capital
from redemption	—	—	—	—	—	0.00 [3]
Net asset value,
end of period/year	$35.26	$49.69	$30.76	$29.25	$29.24	$25.47
Total return	(17.44)%[5]	73.96%	13.78%	9.41%	14.84%	29.63%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$209.4	$127.3	$43.0	$34.7	$31.3	$28.9
Portfolio turnover rate	28%[5]	50%	44%	21%	35%	52%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.06%[6]	1.14%	1.24%	1.28%	1.20%	1.25%
After fees waived and
expenses absorbed	1.00%[6]	1.00%	1.00%	1.00%	1.08%[4]	1.25%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.73)%[6]	(0.92)%	(0.86)%	(0.62)%	(0.61)%	(0.48)%
After fees waived and
expenses absorbed	(0.66)%[6]	(0.78)%	(0.62)%	(0.34)%	(0.49)%[4]	(0.48)%

[1]	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]
Effective February 28, 2018, the Advisor has contractually agreed to limit the Institutional Class’ annual ratio of expenses to 1.00% of the Institutional Class’ daily net assets. The prior contractual limit was 1.30%.

[5]	Not annualized.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

Large Cap Growth, Mid Cap Growth, and Small Cap Growth (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” Large Cap Growth, which originally commenced operations on March 31, 2009, reorganized with the Century Shares Trust effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Shares Trust. Accordingly, Large Cap Growth has now adopted the inception date of the Century Shares Trust, which commenced operations on March 15, 1928. Mid Cap Growth commenced operations on October 31, 2012. Small Cap Growth was reorganized from the Century Small Cap Select Fund, effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Small Cap Select Fund, which commenced operations on December 9, 1999. Both the Century Shares Trust and the Century Small Cap Select Fund were series of the Century Capital Management Trust.

The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Large Cap Growth and Small Cap Growth’s investment objectives are to seek long-term capital growth. Mid Cap Growth’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded

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NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2022. See the Schedules of Investments for industry breakouts.

Large Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$402,603,281	$—	$—	$402,603,281
Short-Term Investments	6,911,517	—	—	6,911,517
Total Investments
in Securities	$409,514,798	$—	$—	$409,514,798
Mid Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,332,140,016	$—	$—	$1,332,140,016
Short-Term Investments	18,958,331	—	—	18,958,331
Total Investments
in Securities	$1,351,098,347	$—	$—	$1,351,098,347
Small Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$295,376,805	$—	$—	$295,376,805
Short-Term Investments	4,784,257	—	—	4,784,257
Total Investments
in Securities	$300,161,062	$—	$—	$300,161,062

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment

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NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

As of the most recent fiscal year ended October 31, 2021, the Funds did not defer any post-October losses or late year losses and did not have any capital loss carry-forwards.

As of April 30, 2022, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed

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NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2022, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Funds’ net asset value per share. The Funds charged a 1.00% redemption fee on shares held less than 90 days, however, the redemption fee was eliminated for Large Cap Growth and Small Cap Growth as of close of business day on September 15, 2017, and Mid Cap Growth as of April 30, 2016. This fee

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NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

was deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fee charged as paid-in capital and such fees became part of the Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Recently Issued Accounting Pronouncements. In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is currently evaluating the impact, if any, of this provision.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping

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NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. The Fund is currently evaluating the impact, if any, of applying this provision.

K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Funds Have determined that there were no subsequent events that would need to be disclosed in the Funds financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For each of the Funds, the Advisor is entitled to a monthly fee as compensation for its services at the annual rates shown in the following table:

Large Cap Growth	0.50%
Mid Cap Growth	0.60%
Small Cap Growth	0.85%

The advisory fees incurred during the six months ended April 30, 2022, are disclosed in the Statements of Operations.  The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit each Fund’s expense ratio as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

Large Cap Growth	0.95%
Mid Cap Growth	0.85%
Small Cap Growth	1.00%

The contract’s term is indefinite and may be terminated only by the Board. The amount of fees waived and expenses absorbed during the six months ended April 30, 2022, are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

The Advisor may recapture a portion of the following amounts no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur before the end of the third year following the period to which the fee waiver and/or expense absorption relates.

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any such reimbursement is also contingent upon the Board’s review.

Small Cap Growth:

Expiration	Amount
October 31, 2022	$109,795
October 31, 2023	200,684
October 31, 2024	203,049
April 30, 2025	87,838
$601,366

The Large Cap Growth and Mid Cap Growth Funds did not waive any fees during the six months ended April 30, 2022 and had no previously-waived fees available for reimbursement.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended April 30, 2022, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees

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NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

incurred by the Funds during the six months ended April 30, 2022, are disclosed in the Statements of Operations.

Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board. For the six months ended April 30, 2022, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the six months ended April 30, 2022, were as follows:

Fund	Purchases	Sales/Maturities
Large Cap Growth	$54,104,651	$74,500,695
Mid Cap Growth	122,289,336	158,962,004
Small Cap Growth	180,827,033	39,761,280

There were no purchases or sales of long-term U.S. Government securities for the six months ended April 30, 2022.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2022 (estimated), and the year ended October 31, 2021 as applicable, were as follows:

Large Cap Growth:
	2022	2021
Distributions paid from:
Ordinary income	$509,637	$976,560
Long-term capital gain [1]	47,441,346	33,070,874
	$47,950,983	$34,047,434

Mid Cap Growth:
	2022	2021
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain [1]	191,024,308	30,068,479
	$191,024,308	$30,068,479

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NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

Small Cap Growth:
	2022	2021
Distributions paid from:
Ordinary income	$—	$87,445
Long-term capital gain [1]	34,008,163	7,753,061
	$34,008,163	$7,840,506

[1]	Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).

The components of accumulated earnings (losses) on a tax basis as of the most recent fiscal year ended October 31, 2021, were as follows 2:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Cost of investments	$212,579,571	$873,657,550	$152,165,896
Gross tax unrealized
appreciation	292,384,840	878,879,385	65,696,731
Gross tax unrealized
depreciation	(964,004)	(7,010,362)	(2,910,928)
Net unrealized appreciation
(depreciation)	291,420,836	871,869,033	62,785,803
Undistributed
ordinary income	520,696	3,247,640	11,189,575
Undistributed long-term
capital gain	47,441,246	187,776,405	22,818,525
Total distributable earnings	47,961,942	191,024,045	7,840,501
Other accumulated
gains (losses)	—	—	—
Total distributable
(accumulated)
earnings (losses)	$339,382,778	$1,062,893,078	$96,793,903

[2]	The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.

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NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Unaudited) (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the six months ended April 30, 2022, was as follows:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Maximum available credit	$15,000,000	$30,000,000	$10,000,000
Largest amount outstanding
on an individual day	2,438,000	30,000,000	—
Average balance when in use	2,438,000	30,000,000	—
Loan outstanding as
of April 30, 2022	—	—	—
Average interest rate
when in use	3.25%	3.25%	—

Interest expense for the six months ended April 30, 2022, is disclosed in the Statements of Operations, if applicable.

NOTE 7 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/2021-4/30/2022).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by Fund Services. An Individual Retirement Account will be charged a $15 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2022 (Unaudited) (Continued)

Large Cap Growth
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/21	4/30/22	11/1/2021 – 4/30/2022 [1]
Retail Class Actual	$1,000.00	$ 836.40	$4.23
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,020.18	4.66

Institutional Class Actual	1,000.00	837.50	3.10
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,021.94	3.41

[1]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 0.93% and 0.68%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Growth
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/21	4/30/22	11/1/2021 – 4/30/2022 [2]
Retail Class Actual	$1,000.00	$ 784.20	$4.60
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,019.64	5.21

Institutional Class Actual	1,000.00	785.00	3.50
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,020.88	3.96

[2]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.04% and 0.79%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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EXPENSE EXAMPLES For the Six Months Ended April 30, 2022 (Unaudited) (Continued)

Small Cap Growth
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/21	4/30/22	11/1/2021 – 4/30/2022 [3]
Retail Class Actual	$1,000.00	$ 824.20	$5.65
Hypothetical
(5% annual return
before expenses)	1,000.00	1,018.60	6.26

Institutional Class Actual	1,000.00	825.60	4.53
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,019.84	5.01

[3]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.25% and 1.00%, respectively (reflecting fee waivers in effect), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CONGRESS FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at www.congressasset.com. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (888) 688-1299.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Funds, if applicable. To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

CONGRESS FUNDS

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee of the Advisor to serve as the administrator of the program. The Advisor’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Funds were noted in the report. In addition, the Advisor provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

CONGRESS FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker- dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

(This Page Intentionally Left Blank.)

Advisor
CONGRESS ASSET MANAGEMENT COMPANY, LLP
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, New York  10019

Congress Large Cap Growth Fund
Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund
Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress Small Cap Growth Fund
Retail Class	Institutional Class
Symbol – CSMVX	Symbol – CSMCX
CUSIP – 74316P728	CUSIP – 74316P710

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)    /s/ Jason Hadler
   Jason Hadler, President/Principal Executive Officer

Date    July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Jason Hadler
   Jason Hadler, President/Principal Executive Officer

Date    July 7, 2022

By (Signature and Title)     /s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date    July 7, 2022

* Print the name and title of each signing officer under his or her signature.